Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Trade Accounts Receivable, Net
4.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2013	December 31, 2012
Trade accounts receivable	1,058	1,015
Allowance for doubtful accounts	(9)	(10)
Total	1,049	1,005

Bad debt expense in 2013, 2012, and 2011 was $2 million, $1 million and $1 million, respectively. In 2013 and 2012 none of the customers represented over 10% of consolidated net revenues while in 2011, one customer, the Nokia group of companies, represented 10.4% of consolidated net revenues.

The Company enters into factoring transactions to accelerate the realization in cash of some trade accounts receivable. As at December 31, 2013 and 2012, trade accounts receivable were sold without recourse for $56 million and $127 million respectively. Such factoring transactions totaled respectively $570 million and $1,143 million for the years 2013 and 2012, with a financial cost totaling $2 million, $4 million and $3 million respectively for the years 2013, 2012 and 2011, reported on the line “Interest expense, net” on the consolidated statement of income.